Leases - Schedule of Operating Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 14, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets	$ 64,192,028		$ 66,293,751	$ 11,907,557
Lease liabilities – current	3,375,029		4,969,959	3,474,199
Lease liabilities – non-current	9,618,423		10,438,555	9,594,373
Total lease liabilities	12,993,452		15,408,514	13,068,572		$ 177,391
Cash payments for operating leases	2,054,585	$ 44,927,899	$ 47,136,626	$ 3,349,052	$ 1,665,561
Lease liabilities arising from obtaining right-of-use assets	$ 1,152,336	$ 5,688,671